CAPITAL STOCK (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock authorized	350,000,000	350,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock issued	82,038,520	82,038,520
Common Stock, outstanding	82,038,520	82,038,520